Putnam
International
Growth
Fund

ANNUAL REPORT

June 30, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* Morningstar, an independent rating agency, gave the fund's class A shares 4 out of 5 stars for overall performance as of June 30, 1998 (based on the fund's average annual returns for the 3- and 5-year periods). This rating put the fund among 10% of the 778 international equity funds rated.*

* Putnam International Growth Fund's class A shares were ranked in the top 4% by Lipper Analytical Services for the 5-year period ended June 30, 1998. The fund ranked 5 out of 134 international funds ranked.+



   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

18 Financial statements

* Past performance is not indicative of future results. Morningstar ratings reflect risk-adjusted performance through 6/30/98 and are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns and a risk factor that reflects performance below 90-day Treasury bill returns. For both 3- and 5-year performance, the fund received 4 stars. There were 778 and 338 international equity funds rated, respectively, 10% of the funds in an investment category receive 5 stars; the next 22.5% receive 4 stars. Performance of other share classes will vary.

+ Past performance is not indicative of future results. Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. Performance of other share classes will vary. For the one-year period ended 6/30/98, the fund ranked 48 out of 480 international funds. The fund was not ranked over longer periods.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Ongoing difficulties in the Far East and the surging European stock markets provided a study in contrasts for the managers of Putnam International Growth Fund during the fiscal year ended June 30, 1998. Deciding on the basic strategy was straightforward enough: shift the emphasis away from the collapse of Pacific Rim emerging-markets currencies and Japan's persistent malaise and direct it more heavily toward Europe, currently basking in the positive market environment created by anticipation of the arrival of Economic and Monetary Union and its new euro early next year.

Executing the strategy while maintaining a diversified portfolio provided more of a challenge. Your fund's management team met the test effectively as the performance results demonstrate. In the following report, the fund's managers discuss their strategy in detail and offer their current perspective on prospects for the fiscal year just begun.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
August 19, 1998



Report from the Fund Managers
Justin M. Scott
Omid Kamshad
David K. Thomas

While the past year has certainly demonstrated the risks that accompany international investing, it has also provided a good example of the potential rewards. The devaluation of the Thai baht in July 1997 set off a chain reaction of economic and financial turmoil in Asia that ultimately raised serious concerns for equity markets around the world. At the same time, however, Europe finally began to bask in the rewards of the fiscal hardship taken on in preparation for Economic and Monetary Union (EMU). Financial markets on the Continent surged ahead and a tremendous amount of corporate consolidation brought value to shareholders.

We are happy to report that within this varied and unpredictable environment Putnam International Growth Fund posted strong returns relative to its peers (see page 2 of this report) and against its benchmark index. For the fiscal year ended June 30, 1998, the fund's class A shares had a total return of 20.73% at net asset value (13.81% at public offering price) against the 6.10% return of the Morgan Stanley Capital International EAFE Index.

* FOCUS ON CONTINENTAL EUROPE INCREASES; UNITED KINGDOM HOLDINGS REDUCED

This past May, eleven European countries were officially selected for membership in EMU, which is set to begin in January 1999. With "Euroland's" membership firmly in place, investors contemplated some of the potential advantages of monetary union. Among them are more competitive companies, broader and more liquid financial markets, lower interest rates, and stable exchange rates.

In the past year, merger and acquisition activity in Europe has reached record levels as some industries began to consolidate and European companies sought the resources to compete across the Continent and around the world. In fact, in the first six months of 1998, total announced mergers and acquisitions involving European targets reached $258.1 billion, a 51% increase from the year-earlier period, according to Securities Data Company.

As anticipation of EMU rose, so did the economic fortunes of Europe. After many years of slow economic growth, Europe finally showed solid progress and low inflation. Additionally the Continent's stubbornly high unemployment rate showed some improvement. Finally, in the first quarter of 1998, countries located outside the core of France and Germany -- such as Ireland, Spain, and Italy -- saw their interest rates fall in a convergence with the lower rates of these core euro countries.

This environment created numerous investment opportunities for the fund. One of the most important of these was the telecommunications industry, in which strong growth expectations were steadily revised upward during the period. Deutsche Telekom, which dominates the public telecommunications networks in Germany, turned in a strong performance in the spring after a slow start to the year. Mannesmann, also of Germany, benefited as the company moved to restructure itself from an engineering group into a fixed and mobile telecom operator.

Emblematic of the wave of corporate restructuring that is benefiting shareholders, Vivendi (formerly Generale des Eaux) has streamlined itself to realize an increasing amount of value from its highly regarded fixed and mobile telecom operations in France. Finally, world-leading telecom equipment manufacturers Nokia of Finland and Ericsson of Sweden continued to perform well for the fund. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

[GRAPHIC OMITTED: horizontal bar chart of COUNTRY ALLOCATIONS]

COUNTRY ALLOCATIONS*

United Kingdom     15.5%

France             14.6%

Switzerland        10.6%

Germany             8.3%

Japan               8.1%

Netherlands         7.7%

Footnote reads:
* Based on net assets as of 6/30/98. Holdings will vary over time.

Banking and financial companies have benefited for some time from the favorable interest rate environment in Europe. We were particularly encouraged by the shift from traditional bank lending activity to profitable fee-based businesses such as asset management and securities trading. Additionally we believe the consolidation in European banking already occurring will continue after the advent of monetary union. Some of the fund's holdings that have exemplified these trends include Union Bank of Switzerland and ING Groep of the Netherlands.

While Continental Europe performed well, the United Kingdom proved disappointing. The pound's strength brought about a slowing of the economy that has hurt exporters and has forced manufacturers into a technical recession. Fears of inflation have also resulted in higher interest rates relative to the rest of Europe. These developments convinced us to reduce the fund's U.K. exposure in favor of exposure to the Continent; however, some of the remaining U.K. holdings -- such as telecommunications operator Vodafone -- performed well.

* CANADA OFFERS RENEWED OPPORTUNITY

One of the main areas we targeted outside Europe was Canada. With fiscal stability and low interest rates, Canada has staged an impressive rebound from the economic doldrums of the early and mid 1990s. The Canadian market, however, is heavily weighted in companies involved in natural resources and commodities, the prices of which have suffered following the Asian crisis. Therefore, we avoided these companies and instead focused on several solid opportunities within the growth industries we are favoring elsewhere.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Internationale Nederlanden Groep (Netherlands)
Insurance and finance

UBS AG (Switzerland)
Insurance and finance

Nestle S.A. (Switzerland)
Food and beverage

Compagnie Vivendi (France)
Environmental control

Sony Corporation (Japan)
Electronics and electrical equipment

Oy Nokia AB, Class A (Finland)
Telecommunications

Banque Nationale de Paris (France)
Insurance and finance

Telecom Italia SPA (Italy)
Insurance and finance

BCE Inc. (Canada)
Telecommunications

B A T Industries PLC (United Kingdom)
Consumer nondurables

These holdings represent 21.0 % of the fund's net assets as of 6/30/98. Portfolio holdings will vary over time.

BCE is the main telecommunications operator in Canada, for example. Its stock trades at a more attractive valuation than its counterparts in the United States and BCE enjoys a more favorable regulatory environment. We also continued to hold transportation equipment manufacturer Bombardier, Inc. The company has profited from increasing demand for rail cars from transit systems in Boston, New York City, and Europe. In addition, the company has been able to surpass its competition in the growing area of smaller, regional jets.

* JAPAN'S DOLDRUMS ADD TO ASIAN TROUBLES

Japan's economic situation went from bad to worse during the period, first because of the Japanese leadership's unwillingness to deal with the country's impending recession and then as a result of several ineffective fiscal policy initiatives. Furthermore, the extent of bad loans on the books of Japan's banks (domestic loans as well as those made to other areas in Asia) only recently became clear and as of fiscal year's end no policy had been implemented to improve the banking system. In fact, just after the close of the fiscal year, the prime minister resigned following his party's significant election loss in the upper house of the Japanese Diet (parliament). While financial reform designed to open the Japanese economy began in April and a few insolvent financial institutions were allowed to fail, it may be some time before the Japanese economy can turn around.

Although these factors contributed to a difficult investing environment, the fund retained some strong Japanese companies. Nikko Securities was a successful investment for the fund. The company is much more transparent in its reporting procedures than the banks, and given its strong domestic retail presence, we believe it could benefit from the burgeoning market for financial services outside of traditional saving vehicles. As an added bonus, in June, the Travelers Group of the United States acquired a 25% stake in Nikko. The Travelers purchase is the largest investment ever in a Japanese firm by a foreign company, according to the Financial Times. Aside from Nikko, the fund continued to hold large, well-known exporting companies such as Sony that have been the main beneficiaries of the weak yen.

Renewed fears of a decoupling of the Hong Kong dollar's peg to the U.S. dollar, falling equity and real estate prices, and the continued economic malaise of the region served to undermine our holdings in Asia. We've reduced our holdings in Hong Kong; however, we've retained a small exposure to Singapore's banks. These banks generally have a relatively higher level of reserves and a better loan portfolio than others in the region.

* STAYING AWAY FROM CYCLICALS, COMMODITIES

Going forward, we expect to continue to avoid companies that deal in commodities, oil, and basic technology industries. As the Asian crisis inflicts a deflationary force on the world, these are the companies that are likely to suffer the most. Instead, we will look for companies with established growth rates and reasonable valuations that can retain pricing power irrespective of any global slowdown.

International investing involves certain risks, including economic instability, political developments, and currency fluctuations, not present with U.S. investments. The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 6/30/98, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International Growth Fund is designed for investors seeking capital appreciation through equity securities of issuers located outside the United States.

TOTAL RETURN FOR PERIODS ENDED 6/30/98

                         Class A         Class B         Class M
(inception date)        (2/28/91)       (6/1/94)        (12/1/94)
                       NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------
1 year                20.73%  13.81%  19.87%  14.87%  20.18%  16.00%
------------------------------------------------------------------------
5 years              137.07  123.54  128.28  126.28  131.83  123.72
Annual average        18.84   17.45   17.95   17.74   18.31   17.47
------------------------------------------------------------------------
Life of fund         167.29  151.83  151.69  151.69  157.07  148.09
Annual average        14.35   13.43   13.42   13.42   13.75   13.20
------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 6/30/98

                                         MSCI EAFE       Consumer
                                           Index       Price Index
------------------------------------------------------------------------
1 year                                     6.10%           1.68%
------------------------------------------------------------------------
5 years                                   61.30           12.88
Annual average                            10.04            2.45
------------------------------------------------------------------------
Life of fund                              71.29           20.92
Annual average                             7.61            2.62
------------------------------------------------------------------------

Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines each year to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
2/28/91

                Fund's class A     MSCI EAFE      Consumer Price
Date            shares at POP        Index            Index

2/28/91             9,421           10,000           10,000
6/30/91             8,930            8,887           10,089
6/30/92             9,780            8,829           10,400
6/30/93            10,623           10,619           10,712
6/30/94            13,364           12,425           10,979
6/30/95            13,867           12,630           11,313
6/30/96            16,669           14,307           11,624
6/30/97            20,858           16,144           11,891
6/30/98           $25,183          $17,129          $12,092

Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $25,169 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $25,707 ($24,809 at public offering price). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION
12 months ended 6/30/98

                             Class A             Class B          Class M
------------------------------------------------------------------------------
Distributions (number)          1                   1                1
------------------------------------------------------------------------------
Income                       $0.249              $0.173           $0.195
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                     0.304               0.304            0.304
------------------------------------------------------------------------------
Short-term                    0.487               0.487            0.487
------------------------------------------------------------------------------
  Total                      $1.040              $0.964           $0.986
------------------------------------------------------------------------------
Share value                NAV     POP             NAV           NAV     POP
------------------------------------------------------------------------------
6/30/97                  $17.58  $18.65          $17.32        $17.48   $18.11
------------------------------------------------------------------------------
6/30/98                   20.00   21.22           19.63         19.85    20.57
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher
12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Europe, Australasia and the Far East* (EAFE) component of the Morgan Stanley Capital International World Index is an unmanaged list of international equity securities, excluding U.S., with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

* Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Report of independent accountants
For the fiscal year ended June 30, 1998

To the Trustees and Shareholders of
Putnam International Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam International Growth Fund (the "fund") at June 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statements presentation. We believe that our audits, which included confirmation of investments owned at June 30, 1998, by correspondence with the custodian and the application of alternative auditing procedures where investments purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 17, 1998



Portfolio of investments owned
June 30, 1998


COMMON STOCKS (93.6%) (a)
NUMBER OF SHARES                                                                                        VALUE

Australia (0.4%)
-------------------------------------------------------------------------------------------------------------
            3,522,984  QBE Insurance Group Ltd.                                                $   12,410,063

Brazil (0.8%)
-------------------------------------------------------------------------------------------------------------
                  500  Telecomunicacoes de Sao Paulo S.A.                                          15,640,290
                3,125  Telecomunicacoes de Sao Paulo S.A. Rights (NON)                                 49,989
              111,200  Telesp Celular S.A. (NON)                                                    9,326,762
                                                                                               --------------
                                                                                                   25,017,041

Canada (6.3%)
-------------------------------------------------------------------------------------------------------------
            2,015,285  Bank of Nova Scotia                                                         49,959,416
            1,416,986  BCE Inc. (NON)                                                              60,195,597
              519,529  BCE Mobile Communications, Inc. (NON)                                       13,539,541
               26,400  BCE Mobile Communications, Inc. 144A (NON)                                     688,015
            1,184,600  Bombardier, Inc.                                                            32,284,527
            1,343,677  National Bank                                                               26,320,579
              497,776  Northern Telecom Ltd.                                                       28,285,406
                                                                                               --------------
                                                                                                  211,273,081

Denmark (0.4%)
-------------------------------------------------------------------------------------------------------------
              139,617  Unidanmark AS                                                               12,538,444

Finland (2.3%)
-------------------------------------------------------------------------------------------------------------
              131,500  Huhtamaki I Free                                                             7,517,159
              895,382  Oy Nokia AB Class A                                                         65,773,388
              107,900  Sampo Insurance Co., Ltd. Class A                                            5,107,320
                                                                                               --------------
                                                                                                   78,397,867

France (14.6%)
-------------------------------------------------------------------------------------------------------------
              318,424  AGF (Assurances Generales de France)                                        17,977,201
              155,416  Alcatel Alsthom CGE S.A.                                                    31,573,083
              778,515  Banque Nationale de Paris                                                   63,468,341
              154,618  Bouygues SA                                                                 28,017,257
              244,918  Credit Commercial de France                                                 20,573,193
              227,400  Elf Aquitaine S.A. (NON)                                                    31,898,672
              705,584  Michelin Corp. Class B                                                      40,638,472
              771,500  SCOR                                                                        48,827,503
              286,642  Societe Generale                                                            59,461,837
              191,866  Societe Television Francaise                                                29,668,858
              512,700  STMicroelectronics -- NY shares (NON)                                       35,824,913
               72,170  Total S.A. Class B                                                           9,361,436
              337,733  Vivendi                                                                     71,955,328
                                                                                               --------------
                                                                                                  489,246,094

Germany (8.3%)
-------------------------------------------------------------------------------------------------------------
              436,191  Bayer AG ADR (NON)                                                          22,539,552
               30,761  Bayerische Motoren Werke (BMW) AG                                           31,058,825
               10,689  Bayerische Motoren Werke (BMW) Rights AG (NON)                              10,644,647
              318,540  Bayerische Vereinsbank AG                                                   26,963,552
              518,562  Deutsche Bank AG                                                            43,780,117
            1,316,690  Deutsche Lufthansa AG                                                       33,108,471
              875,430  Deutsche Telekom AG (NON)                                                   23,925,999
              514,940  Mannesmann AG                                                               52,847,231
              464,600  Veba (Vereinigte Elektrizitaets Bergwerks) AG                               31,191,818
                                                                                               --------------
                                                                                                  276,060,212

Greece (0.2%)
-------------------------------------------------------------------------------------------------------------
              304,302  Hellenic Telecommunication Organization S.A.                                 7,792,881

Hong Kong (1.2%)
-------------------------------------------------------------------------------------------------------------
           11,754,000  China Telecom Ltd. (NON)                                                    20,408,094
            1,269,500  Dao Heng Bank Group Ltd.                                                     1,802,685
            2,853,600  Guoco Group Ltd.                                                             3,002,238
            5,413,000  Smartone Telecommunications (NON)                                           13,206,700
                                                                                               --------------
                                                                                                   38,419,717

Ireland (4.2%)
-------------------------------------------------------------------------------------------------------------
            3,317,820  Allied Irish Banks PLC                                                      47,814,232
            2,375,695  Bank of Ireland                                                             48,460,990
            3,055,188  CRH PLC (NON)                                                               43,263,625
                                                                                               --------------
                                                                                                  139,538,847

Italy (1.8%)
-------------------------------------------------------------------------------------------------------------
               11,500  Gucci Group N.V.                                                               609,500
            8,312,477  Telecom Italia SPA                                                          61,085,624
                                                                                               --------------
                                                                                                   61,695,124

Japan (8.1%)
-------------------------------------------------------------------------------------------------------------
            1,190,000  Canon, Inc. (NON)                                                           26,942,419
               15,270  Circle K Japan Co. Ltd.                                                        530,109
              448,000  Fuji Photo Film Co.                                                         15,552,643
            1,038,000  Fujitsu Ltd.                                                                10,892,543
              309,000  Honda Motor Co., Ltd.                                                       10,971,462
              236,300  Mabuchi Motor                                                               14,946,017
              406,000  Matsushita-Kotobuki Electronics Industries, Ltd.                            10,096,741
              646,000  Mitsumi Electric Company, Ltd.                                              11,375,688
           11,940,000  Nikko Securities Co. Ltd.                                                   49,345,919
               48,340  Nippon Television Network Corp.                                             13,967,278
              392,900  Promise Co., Ltd.                                                           16,124,906
            1,423,000  Ricoh Co., Ltd. (NON)                                                       14,942,876
              731,000  Shiseido Co., Ltd. (NON)                                                     8,280,426
              771,800  Sony Corp.                                                                  66,290,569
                                                                                               --------------
                                                                                                  270,259,596

Mexico (0.5%)
-------------------------------------------------------------------------------------------------------------
              966,500  Coca-Cola Femsa S.A. ADR                                                    16,792,938

Netherlands (7.7%)
-------------------------------------------------------------------------------------------------------------
            1,410,488  ABN AMRO Holding N.V.                                                       32,943,684
              229,300  Akzo-Nobel N.V.                                                             50,878,047
            1,347,580  Internationale Nederlanden Groep                                            88,075,395
              690,128  Philips Electronics N.V.                                                    57,905,735
              175,396  TNT Post Group N.V. (NON)                                                    4,475,266
              338,176  Vedior N.V. (NON)                                                            9,541,276
              342,700  Vendex International N.V.                                                   12,863,862
                                                                                               --------------
                                                                                                  256,683,265

Poland (0.1%)
-------------------------------------------------------------------------------------------------------------
              213,700  Bank Handlowy 144A (NON)                                                     4,078,361

Portugal (1.0%)
-------------------------------------------------------------------------------------------------------------
              244,900  Cimpor-Cimentos de Portugal, SGPS, S.A.                                      8,589,504
            1,004,802  Electricidade de Portugal S.A. (NON)                                        23,317,241
                                                                                               --------------
                                                                                                   31,906,745

Singapore (1.7%)
-------------------------------------------------------------------------------------------------------------
            2,008,100  Development Bank of Singapore Ltd.                                          11,142,869
            6,027,000  Overseas Chinese Banking Corp.                                              20,566,914
            5,294,000  Overseas Union Bank Ltd.                                                    11,624,807
            4,033,000  United Overseas Bank Ltd.                                                   12,565,727
                                                                                               --------------
                                                                                                   55,900,317

South Korea (1.0%)
-------------------------------------------------------------------------------------------------------------
            3,224,200  Korea Electric Power Corp.                                                  34,477,900

Spain (1.2%)
-------------------------------------------------------------------------------------------------------------
              870,056  Telfonica de Espana                                                         40,202,694

Sweden (5.2%)
-------------------------------------------------------------------------------------------------------------
               48,957  Fastighetspartner NF AB                                                        486,997
              666,753  ForeningsSparbanken AB                                                      20,022,613
            2,921,833  Nordbanken Holding AG                                                       21,387,292
            1,292,330  Pharmacia & Upjohn, Inc. ADS                                                59,344,986
              510,977  Svenska Handelsbanken                                                       23,656,344
            1,176,954  Telefonaktiebolaget LM Ericsson Class B                                     34,313,100
              548,592  Volvo AB                                                                    16,302,628
                                                                                               --------------
                                                                                                  175,513,960

Switzerland (10.6%)
-------------------------------------------------------------------------------------------------------------
               23,859  Edipresse S.A.                                                               6,549,837
               54,904  Georg Fischer AG                                                            21,325,451
               15,126  Julius Baer Holdings AG                                                     47,250,079
               12,585  Liechtenstein Global Trust AG                                               13,753,193
               36,996  Nestle S.A.                                                                 79,057,944
               28,147  Novartis AG ADR                                                             46,769,604
               62,230  Publicitas Holding S.A.                                                     19,254,839
               23,410  Sairgroup (NON)                                                              7,690,316
              235,245  UBS AG (NON)                                                                87,345,741
               41,813  Zurich Versicherungs-Gesellschaft                                           26,645,809
                                                                                               --------------
                                                                                                  355,642,813

United Kingdom (15.5%)
-------------------------------------------------------------------------------------------------------------
            3,708,003  Avis Europe PLC 144A ADR (NON)                                              16,770,731
            5,957,504  B A T Industries PLC (NON)                                                  59,583,381
            1,891,400  Bass PLC                                                                    35,405,659
            3,115,187  British Airways PLC                                                         33,674,693
              669,600  British Petroleum Co. PLC                                                    9,755,206
            1,731,600  Dixons Group PLC                                                            13,797,011
              869,759  Glaxo Wellcome PLC                                                          26,081,925
            1,759,000  Granada Group PLC                                                           32,311,490
               21,943  HSBC Holdings PLC                                                              536,784
              834,200  Molins PLC                                                                   3,031,351
            2,133,006  National Westminster Bancorp Inc.                                           38,079,487
            2,324,100  Orange PLC ADR (NON)                                                        24,600,169
              240,300  Premier Farnell PLC                                                          1,217,690
            1,654,983  Rio Tinto PLC                                                               18,621,165
              175,396  Royal PTT                                                                    6,738,718
            5,554,900  Securicor Group PLC (NON)                                                   45,186,179
            1,554,295  Siebe PLC                                                                   31,012,526
            3,782,100  Smithkline Beecham PLC ADR                                                  46,116,558
            2,312,232  Smiths Industries PLC                                                       31,990,354
            1,225,471  Tomkins PLC                                                                  6,644,004
            3,032,908  Vodafone Group PLC                                                          38,447,491
                                                                                               --------------
                                                                                                  519,602,572

United States (0.5%)
-------------------------------------------------------------------------------------------------------------
              201,500  AFLAC Inc.                                                                   6,107,969
              354,700  DSC Communications Corp. (NON)                                              10,641,000
                                                                                               --------------
                                                                                                   16,748,969
                                                                                               --------------
                       Total Common Stocks (cost $2,653,831,230)                               $3,130,199,501

SHORT-TERM INVESTMENTS (6.8%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
          $13,000,000  Corporate Receivables Co. effective yield of 5.54%,
                         August 12, 1998                                                       $   12,915,977
           10,098,000  Delaware Funding Corp. effective yield of 5.53%,
                         August 4, 1998                                                            10,045,260
           25,000,000  Eureka Securitization effective yield of 5.56%,
                         July 15, 1998                                                             24,945,944
           25,000,000  Federal Home Loan Mortgage Corp. effective yield
                         of 5.44%, August 27, 1998                                                 24,784,668
           25,000,000  Federal National Mortgage Association effective yield
                         of 5.425%, September 23, 1998                                             24,683,542
           25,000,000  Scotiabanc Inc. effective yield of 5.51%, August 3, 1998                    24,873,728
          105,761,000  Interest in $750,000,000 joint repurchase agreement dated June 30, 1998 with Goldman Sachs & Co.
                         due July 1, 1998 with respect to various U.S. Treasury
                         obligations -- maturity value of $105,778,039 for
                         an effective yield of 5.8%                                               105,778,039
                                                                                               --------------
                       Total Short-Term Investments (cost $228,027,158)                        $  228,027,158
-------------------------------------------------------------------------------------------------------------
                       Total Investments (cost $2,881,858,388) (b)                             $3,358,226,659
-------------------------------------------------------------------------------------------------------------

(a)   Percentages indicated are based on net assets of $3,345,589,030.

(b)   The aggregate identified cost on a tax basis is $2,900,972,146, resulting in gross unrealized appreciation and depreciation of $553,217,216 and $95,962,703, respectively, or net unrealized appreciation of
      $457,254,513.

(NON) Non-income-producing security.

      ADR and GDR after the name of a foreign holding stands for American Depository Receipt and Global Depository
      Receipt, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at June 30, 1998 (as a percentage of net assets):

      Insurance and Finance                    28.2%

      Telecommunications                       12.4

      Electronics and Electrical Equipment     11.0





------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 1998

                                   Market     Aggregate Face    Delivery        Unrealized
                                    Value         Value           Date          Depreciation
------------------------------------------------------------------------------------------------
Japanese Yen                    $236,079,455   $230,568,087     9/14/98        $(5,511,368)
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
June 30, 1998

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $2,881,858,388) (Note 1)       $ 3,358,226,659
---------------------------------------------------------------------------------------------------
Cash                                                                                         15,604
---------------------------------------------------------------------------------------------------
Foreign currency (cost $12,813,105)                                                      12,655,136
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivable                                                 11,812,911
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   22,710,241
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           77,630,320
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                          1,503,393
---------------------------------------------------------------------------------------------------
Total assets                                                                          3,484,554,264

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                        110,047,775
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               15,079,432
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              5,101,096
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  342,107
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                16,072
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  8,065
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    2,283,001
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                               5,511,368
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      576,318
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       138,965,234
---------------------------------------------------------------------------------------------------
Net assets                                                                           $3,345,589,030

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $2,785,069,016
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                             23,677,636
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                   66,091,770
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                            470,750,608
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding            $3,345,589,030

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,827,331,049 divided by 91,374,038 shares)                                                $20.00
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $20.00)*                                      $21.22
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,226,916,826 divided by 62,505,510 shares)**                                              $19.63
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($140,202,051 divided by 7,063,956 shares)                                                   $19.85
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $19.85)*                                      $20.57
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($151,139,104 divided by 7,537,829 shares)                                                   $20.05
---------------------------------------------------------------------------------------------------

*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended June 30, 1998

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $2,306,241)                                          $ 45,742,560
--------------------------------------------------------------------------------------------------
Interest                                                                                 8,137,805
--------------------------------------------------------------------------------------------------
Total investment income                                                                 53,880,365

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        15,329,230
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           8,477,557
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           43,896
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            28,761
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    3,056,605
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    8,254,308
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      737,396
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                    143,217
--------------------------------------------------------------------------------------------------
Registration fees                                                                          488,454
--------------------------------------------------------------------------------------------------
Auditing                                                                                    55,594
--------------------------------------------------------------------------------------------------
Legal                                                                                       20,514
--------------------------------------------------------------------------------------------------
Postage                                                                                    260,666
--------------------------------------------------------------------------------------------------
Other                                                                                      231,574
--------------------------------------------------------------------------------------------------
Total expenses                                                                          37,127,772
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (773,375)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            36,354,397
--------------------------------------------------------------------------------------------------
Net investment income                                                                   17,525,968
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                       118,482,637
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                             10,524,356
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the year                                                      (8,362,070)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                             316,246,490
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                436,891,413
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $454,417,381
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                             Year ended June 30
                                                                                      --------------------------------
                                                                                           1998               1997
----------------------------------------------------------------------------------------------------------------------

Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $   17,525,968     $    4,804,657
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                           129,006,993         57,568,626
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                                        307,884,420        143,110,522
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    454,417,381        205,483,805
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                             (14,955,356)        (2,849,521)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (7,467,011)        (1,353,487)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (988,741)          (209,806)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                              (1,576,368)          (724,825)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                             (47,508,780)        (1,056,776)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                             (34,141,073)          (842,170)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                              (4,010,737)          (100,420)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                              (4,501,470)          (237,370)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                     1,649,963,229        860,838,080
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          1,989,231,074      1,058,947,510

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                     1,356,357,956        297,410,446
----------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment income
of $23,677,636 and $21,000,293, respectively)                                        $3,345,589,030     $1,356,357,956
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                         Year ended June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $17.58           $14.25           $12.10           $11.83            $9.58
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .20(c)           .15(c)           .13(c)           .08(d)          (.06)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  3.26             3.39             2.29              .36             2.53
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                3.46             3.54             2.42              .44             2.47
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.25)            (.15)            (.26)              --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.79)            (.06)            (.01)            (.11)            (.22)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                    --               --               --             (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.04)            (.21)            (.27)            (.17)            (.22)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $20.00           $17.58           $14.25           $12.10           $11.83
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           20.73            25.13            20.21             3.76            25.81
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $1,827,331         $728,849         $151,088          $32,856           $8,781
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.36             1.59             1.74             1.61 (d)         2.17(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                            1.07              .98              .99              .97 (d)         (.17)(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              93.53            86.40            44.14            25.83            96.13
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                      $.0274           $.0352
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

(d) Reflects an expense limitation in effect during the year. As a result of such limitation, expenses for class A shares of the fund for the periods ended June 30, 1994 and June 30, 1993 reflect per share reductions of approximately $0.03 and  $0.05, respectively. Expenses for class B shares of the fund for the period ended June 30, 1994 reflect a reduction of less than $0.01 per share. Expenses for class A, B and M shares for the period ended June 30, 1995 reflect a reduction of less than $0.01 per share.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.





Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        June 1, 1994+
operating performance                                                  Year ended June 30                          to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $17.32           $14.10           $12.00           $11.82           $11.78
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .06(c)           .03(c)           .04(c)           .01(d)          (.01)(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  3.21             3.34             2.26              .34              .05
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                3.27             3.37             2.30              .35              .04
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.17)            (.09)            (.19)              --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.79)            (.06)            (.01)            (.11)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                    --               --               --             (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.96)            (.15)            (.20)            (.17)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $19.63           $17.32           $14.10           $12.00           $11.82
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           19.87            24.09            19.35             3.00             0.34*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $1,226,917         $472,663         $132,013          $25,892           $2,470
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            2.11             2.34             2.49             2.41 (d)          .15(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                             .31              .18              .32              .23 (d)         (.06)(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              93.53            86.40            44.14            25.83            96.13
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                      $.0274           $.0352
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

(d) Reflects an expense limitation in effect during the year. As a result of such limitation, expenses for class A shares of the fund for the periods ended June 30, 1994 and June 30, 1993 reflect per share reductions of approximately $0.03 and  $0.05, respectively. Expenses for class B shares of the fund for the period ended June 30, 1994 reflect a reduction of less than $0.01 per share. Expenses for class A, B and M shares for the period ended June 30, 1995 reflect a reduction of less than $0.01 per share.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.





Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                         Dec. 1,1994+
operating performance                                                          Year ended June 30                  to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $17.48           $14.22           $12.09           $11.87
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                           .10(c)           .07(c)           .08(c)           .03(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   3.26             3.36             2.28              .36
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 3.36             3.43             2.36              .39
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.20)            (.11)            (.22)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.79)            (.06)            (.01)            (.11)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                     --               --               --             (.06)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.99)            (.17)            (.23)            (.17)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $19.85           $17.48           $14.22           $12.09
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            20.18            24.40            19.71             3.33*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $140,202          $58,471          $14,309           $1,777
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.86             2.09             2.25             1.61(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                              .54              .44              .61              .58(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               93.53            86.40            44.14            25.83
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                       $.0274           $.0352
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

(d) Reflects an expense limitation in effect during the year. As a result of such limitation, expenses for class A shares of the fund for the periods ended June 30, 1994 and June 30, 1993 reflect per share reductions of approximately $0.03 and  $0.05, respectively. Expenses for class B shares of the fund for the period ended June 30, 1994 reflect a reduction of less than $0.01 per share. Expenses for class A, B and M shares for the period ended June 30, 1995 reflect a reduction of less than $0.01 per share.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.





Financial highlights
(For a share outstanding throughout the period)

CLASS  Y
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                         Year ended    July 12, 1996+
operating performance                                                                                June 30       to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $17.60           $13.88
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                             .22(c)           .20(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                     3.30             3.75
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   3.52             3.95
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.28)            (.17)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          (.79)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                                                       --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                    (1.07)            (.23)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $20.05           $17.60
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                              21.08            25.44*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                      $151,139          $96,375
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                               1.11             1.30*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                                               1.22             1.26*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 93.53            86.40*
------------------------------------------------------------------------------------------------------------------------------------
Average commision
rate paid (e)                                                                                         $.0274           $.0352
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

(d) Reflects an expense limitation in effect during the year. As a result of such limitation, expenses for class A shares of the fund for the periods ended June 30, 1994 and June 30, 1993 reflect per share reductions of approximately $0.03 and  $0.05, respectively. Expenses for class B shares of the fund for the period ended June 30, 1994 reflect a reduction of less than $0.01 per share. Expenses for class A, B and M shares for the period ended June 30, 1995 reflect a reduction of less than $0.01 per share.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.




Notes to financial statements
June 30, 1998

Note 1
Significant accounting policies

Putnam International Growth Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in equity securities of companies located outside the United States.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B, and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on the principal market in which the securities are traded, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses oncontracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of Credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended June 30, 1998, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These temporary and permanent differences include losses on wash sale transactions, treatment of of realized gains and losses on forward foreign currency contracts, foreign taxes, and realized and unrealized gains and losses on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended June 30, 1998, the fund reclassified $10,138,851 to increase undistributed net investment income and $19,754 to increase paid-in-capital, with a decrease to accumulated net realized gain on investments of $10,158,605. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended June 30, 1998, fund expenses were reduced by $773,375 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,030 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00%, and 0.75% of the average net assets attributable to class A, class B, and class M shares respectively.

For the year ended June 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $1,806,198 and $127,201 from the sale of class A and class M shares, respectively and received $994,981 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended June 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received $93,193 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended June 30, 1998, purchases and sales of investment securities other than short-term investments aggregated $3,383,201,065 and $1,993,192,122, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At June 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Year ended
                                         June 30, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                     123,266,783   $2,252,767,517
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     3,480,561       59,099,849
------------------------------------------------------------
                                126,747,344    2,311,867,366

Shares
repurchased                     (76,840,446)  (1,405,944,518)
------------------------------------------------------------
Net increase                     49,906,898   $  905,922,848
------------------------------------------------------------

                                           Year ended
                                         June 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      60,834,772   $  950,877,485
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       249,993        3,619,895
------------------------------------------------------------
                                 61,084,765      954,497,380

Shares
repurchased                     (30,218,569)    (482,442,248)
------------------------------------------------------------
Net increase                     30,866,196   $  472,055,132
------------------------------------------------------------

                                           Year ended
                                          June 30, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      46,843,691   $  847,319,199
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     2,153,109       36,043,044
------------------------------------------------------------
                                 48,966,800      883,362,243

Shares
repurchased                     (13,778,805)    (245,963,625)
------------------------------------------------------------
Net increase                     35,217,995   $  637,398,618
------------------------------------------------------------

                                           Year ended
                                          June 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      28,247,200   $  431,211,646
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       133,547        1,913,736
------------------------------------------------------------
                                 28,380,747      433,125,382

Shares
repurchased                     (10,458,488)    (161,084,240)
------------------------------------------------------------
Net increase                     17,922,259   $  272,041,142
------------------------------------------------------------

                                           Year ended
                                         June 30, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       5,937,401   $  108,032,817
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       286,746        4,846,002
------------------------------------------------------------
                                  6,224,147      112,878,819

Shares
repurchased                      (2,504,865)     (45,375,018)
------------------------------------------------------------
Net increase                      3,719,282   $   67,503,801
------------------------------------------------------------

                                           Year ended
                                          June 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       4,009,824   $   62,137,457
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        20,175          291,322
------------------------------------------------------------
                                  4,029,999       62,428,779

Shares
repurchased                      (1,691,586)     (26,931,634)
------------------------------------------------------------
Net increase                      2,338,413   $   35,497,145
------------------------------------------------------------

                                           Year ended
                                         June 30, 1998
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,562,355   $   66,835,897
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       357,524        6,077,838
------------------------------------------------------------
                                  3,919,879       72,913,735

Shares
repurchased                      (1,857,165)     (33,775,773)
------------------------------------------------------------
Net increase                      2,062,714   $   39,137,962
------------------------------------------------------------

                                For the period July 12, 1996
                                (commencement of operations)
                                       to June 30, 1997
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       6,376,026   $   95,236,557
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        66,468          962,195
------------------------------------------------------------
                                  6,442,494       96,198,752

Shares
repurchased                        (967,379)     (14,954,091)
------------------------------------------------------------
Net increase                      5,475,115   $   81,244,661
------------------------------------------------------------



Federal Tax Information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $105,268,552 as capital gain, which includes $17,917,717 as 20% capital gain, for its taxable year ended June 30, 1998.

For the period, interest and dividends from foreign countries were $47,780,872 or $.284 per share (for all share classes). Taxes paid to foreign countries were $2,093,350 or $.012 per share (for all classes of shares).

The fund has designated .12% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Justin M. Scott
Vice President and Fund Manager

Omid Kamshad
Vice President and Fund Manager

David K. Thomas
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam International Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

AN009-44643 841/524/891/2BA   8/98



PUTNAM INVESTMENTS                                    [SCALE LOGO OMITTED]
--------------------------------------------------------------------------
Putnam International Growth Fund
Supplement to Annual Report dated 6/30/98

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings.
Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

ANNUAL RESULTS AT A GLANCE
--------------------------------------------------------------------------
Total return:                                       NAV

Six months ended 6/30/98                           20.13%
One year ended 6/30/98                             21.08
Life of class (since 7/12/96)                      55.93
Annual average                                     25.36
--------------------------------------------------------------------------
Share value:                                        NAV

6/30/97                                           $17.60
6/30/98                                            20.05
--------------------------------------------------------------------------
Distributions:      No.      Income       Capital gains       Total
                     1      $0.2770          $0.7910         $1.0680
--------------------------------------------------------------------------

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.